SCHEDULE OF FUTURE AMORTIZATION EXPENSE (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 268,975
2026	298,497
2027	164
2028	164
2029 and after	507
Intangible assets, net	$ 568,307	$ 871,044